UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [ ];                    Amendment Number: __
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touradji Capital Management, LP
Address:  101 Park Avenue
          48th Floor
          New York, New York 10178
          U.S.A

Form 13F File Number: 28-11655

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Tom Dwan
Title:    Chief Financial Officer
Phone:    (212) 984-8899

Signature, Place, and Date of Signing:


/s/ Tom Dwan          New York, New York       August 14, 2006
------------          ------------------       ---------------
[Signature]           [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $894888 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
   ---
Form 13F File Number:
Name:  Paul Touradji
       -------------

No. 2
   ---
Form 13F File Number:
Name:  Touradji Global Resources Master Fund, Ltd.
       -------------------------------------------

No. 3
   ---
Form 13F File Number:
Name:  Touradji DeepRock Master Fund, Ltd.
       -----------------------------------

                                                   Form 13F Information Table

------------------------- ---------- --------- ---------- ----------------------- ---------- --------- ---------------------------
        Column 1          Column 2    Column 3  Column 4          Column 5        Column 6   Column 7           Column 8
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- ---------------------------
     Name of Issuer       Title of     CUSIP     Value    Shrs /     SH /    Put/ Investment   Other        Voting Authority
                            Class               (x$1000)  Prn Amt    PRN     Call Discretion  Managers
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
                                                                                                        Sole      Shared    None
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
ATP OIL & GAS CORP CMN       COM     00208J108   87276    2,081,480    SH          DEFINED      1,2             2,081,480
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
ATP OIL & GAS CORP CMN       COM     00208J108   23003     548,611     SH          DEFINED     1,.3               548,611
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
ABRAXAS PETROLEUM            COM     003830106    1123     260,000     SH          DEFINED      1,2               260,000
CORPORATION CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
ABRAXAS PETROLEUM            COM     003830106    605      140,000     SH          DEFINED      1,3               140,000
CORPORATION CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
CALL/AL(ALIK)               CALL     013716105   127000     1,000      SH    CALL  DEFINED      1,2                 1,000
@ 55    EXP09/16/2006
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
AMERICAN RAILCAR INDS        COM     02916P103    3766     113,750     SH          DEFINED      1,2               113,750
INC CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
AMERICAN RAILCAR INDS        COM     02916P103    1200     36,250      SH          DEFINED      1,3                36,250
INC CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
BAKER HUGHES INC CMN         COM     057224107   11022     134,660     SH          DEFINED      1,2               134,660
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
BAKER HUGHES INC CMN         COM     057224107    8336     101,840     SH          DEFINED      1,3               101,840
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
BOIS D'ARC ENERGY, INC.      COM     09738U103   23208    1,409,100    SH          DEFINED      1,2             1,409,100
CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
CANO PETROLEUM INC CMN       COM     137801106    9297    1,639,678    SH          DEFINED      1,2             1,639,678
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
CANO PETROLEUM INC CMN       COM     137801106    2464     434,558     SH          DEFINED      1,3               434,558
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
DELTA PETROLEUM CORP CMN     COM     247907207   72712    4,244,711    SH          DEFINED      1,2             4,244,711
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
DELTA PETROLEUM CORP CMN     COM     247907207   16873     984,977     SH          DEFINED      1,3               984,977
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
DIAMOND OFFSHORE             COM     25271C102    9573     114,054     SH          DEFINED      1,3               114,054
DRILLING INC CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
FALCONBRIDGE LIMITED CMN     COM     306104100   11590     219,300     SH          DEFINED      1,2               219,300
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HALLIBURTON COMPANY CMN      COM     406216101    8736     117,720     SH          DEFINED      1,2               117,720
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HALLIBURTON COMPANY CMN      COM     406216101    5824     78,480      SH          DEFINED      1,3                78,480
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HELIX ENERGY SOLUTIONS       COM     42330P107   17113     424,000     SH          DEFINED      1,2               424,000
GROUP I CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HELIX ENERGY SOLUTIONS       COM     42330P107   13395     331,900     SH          DEFINED      1,3               331,900
GROUP I CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HERCULES OFFSHORE INC        COM     427093109   29115     831,853     SH          DEFINED      1,2               831,853
CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HERCULES OFFSHORE INC        COM     427093109   10883     310,934     SH          DEFINED      1,3               310,934
CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HORIZON OFFSHORE INC CMN     COM     44043J204   11328     540,448     SH          DEFINED      1,2               540,448
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
HORIZON OFFSHORE INC CMN     COM     44043J204    5535     264,098     SH          DEFINED      1,3               264,098
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
ISHARES MSCI EMERGING        ETF     464287234    4695     50,000      SH          DEFINED      1,2                50,000
MKT INDEX FD
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
MITTAL STEEL COMPANY         COM     60684P101   11752     385,200     SH          DEFINED      1,2               385,200
N.V. CL A N Y REGISTRY
SH
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NATCO GROUP INC CMN          COM     63227W203    750      18,655      SH          DEFINED      1,3                18,655
CLASS A
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NATIONAL OILWELL VARCO       COM     637071101    8296     131,015     SH          DEFINED      1,2               131,015
INC COMMON STOCK
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NATIONAL OILWELL VARCO       COM     637071101   12220     192,985     SH          DEFINED      1,3               192,985
INC COMMON STOCK
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NEWFIELD EXPLORATION         COM     651290108   28643     585,276     SH          DEFINED      1,2               585,276
CO. CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NEWFIELD EXPLORATION         COM     651290108   18765     383,424     SH          DEFINED      1,3               383,424
CO. CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NEXEN INC CMN                COM     65334H102   124807   2,207,414    SH          DEFINED      1,2             2,207,414
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
NEXEN INC CMN                COM     65334H102   15477     273,741     SH          DEFINED      1,3               273,741
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
OYO GEOSPACE                 COM     671074102    3897     68,233      SH          DEFINED      1,2                68,233
CORPORATION COMMON STOCK
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
OYO GEOSPACE                 COM     671074102    1921     33,640      SH          DEFINED      1,3                33,640
CORPORATION COMMON STOCK
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
OCCIDENTAL PETROLEUM         COM     674599105    3204     31,244      SH          DEFINED      1,2                31,244
CORP CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
OCCIDENTAL PETROLEUM         COM     674599105    9512     92,756      SH          DEFINED      1,3                92,756
CORP CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
OIL SERVICE HOLDRS           ETF     678002106    1793     12,000      SH          DEFINED      1,2                12,000
TRUST CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
OIL SERVICE HOLDRS           ETF     678002106    1192      7,978      SH          DEFINED      1,3                 7,978
TRUST CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
PENN VA CORP CMN             COM     707882106    1976     28,282      SH          DEFINED      1,2                28,282
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
PENN VA CORP CMN             COM     707882106    2915     41,718      SH          DEFINED      1,3                41,718
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
PUT/PXD(PXDUH)               PUT     723787107     20        200       SH    PUT   DEFINED      1,2                   200
@ 40    EXP09/16/2006
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
RELIANCE STEEL &             COM     759509102   10319     124,400     SH          DEFINED      1,2               124,400
ALUMINUM CO CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
SCHLUMBERGER LTD CMN         COM     806857108   18111     278,153     SH          DEFINED      1,2               278,153
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
SCHLUMBERGER LTD CMN         COM     806857108    9247     142,021     SH          DEFINED      1,3               142,021
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
STONE ENERGY CORP CMN        COM     861642106   35878     770,744     SH          DEFINED      1,2               770,744
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
STONE ENERGY CORP CMN        COM     861642106    5381     115,586     SH          DEFINED      1,3               115,586
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
STORM CAT ENERGY CORP.       COM     862168101    8979    4,026,460    SH          DEFINED      1,2             4,026,460
CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
STORM CAT ENERGY CORP.       COM     862168101    1983     889,322     SH          DEFINED      1,3               889,322
CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
SUNOCO INC CMN               COM     86764P109   27716     400,000     SH          DEFINED      1,2               400,000
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
TALISMAN ENERGY INC. CMN     COM     87425E103   51396    2,940,300    SH          DEFINED      1,2             2,940,300
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
TESORO CORPORATION CMN       COM     881609101    9280     124,800     SH          DEFINED      1,2               124,800
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
TESORO CORPORATION CMN       COM     881609101    6187     83,200      SH          DEFINED      1,3                83,200
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
CALL/X(XGK)       @         CALL     912909108    2303      1,500      SH    CALL  DEFINED      1,2                 1,500
55    EXP07/22/2006
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
VALERO ENERGY                COM     91913Y100   21779     327,400     SH          DEFINED      1,2               327,400
CORPORATION CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
VALERO ENERGY                COM     91913Y100   14232     213,951     SH          DEFINED      1,3               213,951
CORPORATION CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
WARRIOR ENERGY SERVICE       COM     936258102    5202     213,800     SH          DEFINED      1,2               213,800
CORP CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
WARRIOR ENERGY SERVICE       COM     936258102    2146     88,200      SH          DEFINED      1,3                88,200
CORP CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
WESTSIDE ENERGY              COM     96149R100    1436     491,704     SH          DEFINED      1,2               491,704
CORPORATION CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
WESTSIDE ENERGY              COM     96149R100    545      186,525     SH          DEFINED      1,3               186,525
CORPORATION CMN
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
TRANSOCEAN INC. CMN          COM     G90078109   11439     142,423     SH          DEFINED      1,2               142,423
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------
TRANSOCEAN INC. CMN          COM     G90078109   15390     191,611     SH          DEFINED      1,3               191,611
------------------------- ---------- --------- ---------- ---------- ------- ---- ---------- --------- -------- ----------- ------




REPORT SUMMARY    62 DATA RECORDS            894888     3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED